Related Party Transaction (Details) - Schedule of Related Parties	12 Months Ended
Mar. 31, 2024
Siu Ping Lo [Member]
Schedule of Related Parties [Line Items]
Related party, Relationship with the Company	Responsible officer of YeeTah
Huihe Zheng [Member]
Schedule of Related Parties [Line Items]
Related party, Relationship with the Company	Principal shareholder, Chief Executive Officer and Chairman of the Company
YeeTah Financial Group Co., Ltd. (“YeeTah Financial”) [Member]
Schedule of Related Parties [Line Items]
Related party, Relationship with the Company	A company previously controlled by Siu Ping Lo
Ouya Properties Group Ltd. (“OPG”) [Member]
Schedule of Related Parties [Line Items]
Related party, Relationship with the Company	A company controlled by Huihe Zheng